Schedule of Investments (unaudited) April 30, 2021	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Tuscaloosa County Industrial Development Authority RB, 4.50%, 05/01/32 (Call 05/01/29)(a)	$200	$225,502

Arkansas — 1.1%
Arkansas Development Finance Authority RB, 4.50%, 09/01/49 (Call 09/01/26)(a)	250	274,583

California — 13.3%
California Community Housing Agency RB 4.00%, 02/01/56 (Call 08/01/31)(a)	250	260,038
Series A-2, 4.00%, 08/01/47 (Call 08/01/31)(a)	250	265,110
California Housing Finance RB, 3.50%, 11/20/35	499	580,679
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(a)	500	545,730
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	250	264,282
CSCDA Community Improvement Authority RB, Series A-2, 4.00%, 10/01/56 (Call 10/01/31)(a)	250	265,812
Golden State Tobacco Securitization Corp. RB, Series A-1, 5.00%, 06/01/28 (Call 06/01/27)	1,000	1,232,430

		3,414,081

Colorado — 11.8%
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	540,645
Nexus North at DIA Metropolitan District GOL, 5.00%, 12/01/51 (Call 03/01/26)	565	624,155
Peak Metropolitan District No. 1 GOL, 5.00%, 12/01/51 (Call 03/01/26)(a)	500	544,075
Pueblo Urban Renewal Authority TA 0.00%, 12/01/25(a)(b)	150	127,143
4.75%, 12/01/45 (Call 12/01/30)(a)	600	667,458
Rocky Mountain Rail Park Metropolitan District GOL, Series A, 5.00%, 12/01/51 (Call 03/01/26)(a)	500	536,370

		3,039,846

Florida — 9.2%
Capital Trust Agency Inc. RB 0.00%, 07/01/61(a)(b)	3,965	264,822
Series A-1, 5.00%, 07/01/56 (Call 07/01/31)(a)	250	281,028
Escambia County Health Facilities Authority RB, 4.00%, 08/15/45 (Call 02/15/30)	500	573,130
Florida Development Finance Corp. RB, Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	512,030
Lakes of Sarasota Community Development District SPECIAL ASSESSMENT
4.10%, 05/01/51 (Call 05/01/31)	265	268,230
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	221,974
V-Dana Community Development District SPECIAL ASSESSMENT, 4.00%, 05/01/52 (Call 05/01/31)	250	256,860

		2,378,074

Georgia — 2.2%
George L Smith II Congress Center Authority RB, 4.00%, 01/01/54 (Call 01/01/31)	500	565,340

Guam — 1.2%
Territory of Guam RB, 5.00%, 11/01/40 (Call 05/01/31)	250	309,905

Illinois — 6.6%
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	565,260

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
Series A, 4.00%, 03/01/41 (Call 03/01/31)	$750	$850,267
Series C, 4.00%, 10/01/37 (Call 10/01/30)	245	280,329

		1,695,856

Iowa — 0.6%
Iowa Tobacco Settlement Authority RB, Series B2, 0.00%, 06/01/65 (Call 06/01/31)(b)	840	146,874

Michigan — 0.9%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	224,928

New Jersey — 5.2%
Atlantic City Board of Education GO, 4.00%, 04/01/35 (Call 04/01/29) (AGM SCH BD RES FD)	175	198,201
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/38 (Call 12/15/30)	1,000	1,147,290

		1,345,491

New York — 7.0%
New York State Dormitory Authority RB, Series A, 4.00%, 03/15/47 (Call 03/15/31)	500	585,900
New York Transportation Development Corp. RB 4.00%, 04/30/53 (Call 10/31/31)	500	566,145
5.00%, 12/01/34 (Call 12/01/30)	500	643,255

		1,795,300

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	250	280,808
Port of Greater Cincinnati Development Authority RB 3.75%, 12/01/31 (Call 12/01/28)(a)	240	243,600
4.25%, 12/01/50 (Call 12/01/28)(a)	260	261,856

		786,264

Oregon — 2.2%
Port of Morrow OR GOL, Series D, 4.00%, 12/01/39 (Call 12/01/29)	500	577,755

Pennsylvania — 1.6%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	420,354

Puerto Rico — 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 5.00%, 07/01/47 (Call 07/01/30)(a)	250	292,235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series A1, 0.00%, 07/01/51 (Call 07/01/28)(b)	1,000	228,120
Series A-2, 4.78%, 07/01/58 (Call 07/01/28)	500	556,625

		1,076,980

Tennessee — 2.4%
Memphis-Shelby County Airport Authority RB, Series A, 5.00%, 07/01/49 (Call 07/01/31)	500	626,845

Texas — 2.6%
Arlington Higher Education Finance Corp. RB 5.00%, 01/15/51 (Call 06/15/26)	250	262,632
Series A, 4.63%, 08/15/46 (Call 08/15/21)	400	401,724

		664,356

Utah — 1.0%
Mida Mountain Village Public Infrastructure District SPECIAL ASSESSMENT, 4.00%, 08/01/50 (Call 08/01/31)(a)	250	256,313

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Virginia — 0.7%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 06/09/21)	$175	$176,799

Washington — 2.2%
Washington State Convention Center Public Facilities District RB 4.00%, 07/01/31	250	285,305
4.00%, 07/01/58 (Call 07/01/28)	250	271,048

		556,353

Wisconsin — 2.0%
Public Finance Authority RB, Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	507,250

Total Municipal Debt Obligations — 81.9% (Cost: $20,538,253)		21,065,049

Short-Term Investments

Money Market Funds — 17.6%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	4,520	4,520,436

Total Short-Term Investments — 17.6% (Cost: $4,520,436)		4,520,436

Total Investments in Securities — 99.5% (Cost: $25,058,689)		25,585,485

Other Assets, Less Liabilities — 0.5%		121,866

Net Assets — 100.0%		$25,707,351

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/16/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$4,520,436	(b)	$—	$—	$—	$4,520,436	4,520	$135	$—

(a)	The Fund commenced operations on March 16, 2021.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$21,065,049	$—	$21,065,049
Money Market Funds	4,520,436	—	—	4,520,436

	$4,520,436	$21,065,049	$—	$25,585,485

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock High Yield Muni Income Bond ETF

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond

TA	Tax Allocation

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